EQUITY	3 Months Ended
Mar. 31, 2012
Equity [Abstract]
Equity
NOTE 6 – Equity:

Share repurchase program

In December 2010, Teva's board of directors authorized the Company to repurchase up to an aggregate of $1 billion of its ordinary shares/ADSs over a period of 12 months.

In December 2011, Teva's board of directors authorized the Company to repurchase up to an aggregate of $3 billion of its ordinary shares/ADSs. This repurchase authorization has no time limit.

During the three months ended March 31, 2012 and 2011, Teva spent approximately $533 million and $400 million, respectively, to repurchase approximately 11.9 million and 7.9 million of its shares.